Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of MediMedia Pharma Solutions (Parenthetical) (Detail) $ in Thousands	Feb. 27, 2015 USD ($)
MediMedia Pharma Solutions
Business Acquisition [Line Items]
Other liabilities assumed	$ 11,283	[1]

[1]	Payments made at acquisition date of $11.3 million were in respect of certain one-time liabilities at the acquisition date which have subsequently been discharged.